DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

GLOBAL EQUITY PORTFOLIO

GLOBAL ALLOCATION 60/40 PORTFOLIO

GLOBAL ALLOCATION 25/75 PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the Global Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Ten Years
Global Equity Portfolio
Return Before Taxes	4.62%	12.04%	7.12%
Return After Taxes on Distributions	4.14%	11.57%	6.59%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.98%	9.57%	5.70%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.94%	10.20%	6.03%

The performance table in the Prospectus for the Global Allocation 60/40 Portfolio is replaced with the following table:

	Periods ending December31, 2014
Annualized Returns (%)	One Year	Five Years	Ten Years
Global Allocation 60/40 Portfolio
Return Before Taxes	3.71%	8.64%	6.09%
Return After Taxes on Distributions	3.04%	7.99%	5.44%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.31%	6.63%	4.71%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.94%	10.20%	6.03%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	0.96%	1.17%	2.66%
Global 60/40 Composite Index (MSCI/Citi)(1) (reflects no deduction for fees, expenses, or taxes on sales)	3.41%	6.76%	5.02%

(1)	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

The performance table in the Prospectus for the Global Allocation 25/75 Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Ten Years
Global Allocation 25/75 Portfolio
Return Before Taxes	2.60%	5.01%	4.61%
Return After Taxes on Distributions	1.82%	4.35%	3.83%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.58%	3.68%	3.40%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.94%	10.20%	6.03%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	0.96%	1.17%	2.66%
Global 25/75 Composite Index (MSCI/Citi)(1) (reflects no deduction for fees, expenses, or taxes on sales)	2.00%	3.56%	3.76%

(1)	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

The date of this Supplement is March 20, 2015